Shareholders' Equity Initial Public Offering - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	May 08, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity
Common Stock Issued, Initial Public Offering		22,103,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock Issued, Shares, Underwriter Option Exercised, Initial Public Offering		2,883,000
Sale of Stock, Price Per Share		$ 10.00
Proceeds from Issuance Initial Public Offering, Net of Underwriter Fees and IPO Costs	$ 198,464